Common Stock (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Shares Authorized Total	210,000,000	210,000,000
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Common Stock, Voting Rights	Common Stock par value of $.0001 per share with one vote in respect of each share held. Holders of common stock do not have cumulative voting rights.	Common Stock - par value of $.0001 per share with one vote in respect of each share held. Holders of Common Stock do not have cumulative voting rights.
Anti Dilution Provision [Member]
Class of Stock [Line Items]
Anti Dilution Provision Expiration Period		5 years
Anti Dilution Provision One [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares Anti Dilution Rights		10,897,946
Anti Dilution Provision Expiration Period		5 years
Stock Issued During Period, Shares, Conversion of Convertible Securities		4,626,696
Anti Dilution Provision Two [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares Anti Dilution Rights		10,218,900
Anti Dilution Provision Expiration Date		2013-12-31
Issuance Of Stock Five [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities		6,663,199
Issuance Of Stock One [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares Without Anti Dilution Rights		48,000